NOTES PAYABLE	12 Months Ended
Dec. 31, 2010
Debt Disclosure [Abstract]
Short-term Debt [Text Block]
5.	NOTES PAYABLE

At December 31, 2010 and 2009, the Company had notes payable as follows:

	2010	2009

Line-of credit with a bank with interest at Wall Street Prime +1% (minimum of 5.5%) payable monthly; due in monthly payments of $1,729 commencing February 10, 2011 with the balance due in full on July 10, 2011; collateralized by substantially all assets of the Company; guaranteed by Mr. Pruitt	$250,000	$250,000

Note payable to an individual with interest at 18%; due June 30, 2010; refinanced as a convertible note payable on December 31, 2010	-	162,500
	$250,000	$412,500